Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Transactions and balances with related parties [Abstract]
Schedule of balances with related parties
	December 31,
	2021	2022
Other payables	330	387

Schedule of shareholder and other related parties benefits
	Year ended on December 31,
	2020	2021	2022
Salaries and related expenses- related parties employed by the Group (*)	18,252	13,629	10,185
Number of related parties	5	7	8
Compensation for directors not employed by the Group	2,204	3,951	374
Number of directors	6	8	7

(*)	The 2022 figures include share-based payment expenses of $7,333,000.